U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.       Name and address of issuer:    Keystone Growth and Income Fund (S-1)
                                        200 Berkeley Street
                                        Boston, MA  02116


2.       Name of each series or class of funds for which this notice is filed:

              Keystone Growth and Income Fund (S-1)
              Shares of beneficial interest, $1.00 par value


3.       Investment Company Act File Number: 811-98

         Securities Act File Number: 2-10661


4.       Last day of fiscal year for which this notice is filed:

              August 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

              Not applicable


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

              Not applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                   6,533,537
                $159,483,638

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                   1,369,909
                $ 33,439,479

9. Number and aggregate sale price of securities sold during the fiscal year:

                   2,238,539
                $ 54,640,514

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                           0
             $             0

11: Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                    568,144
               $ 13,051,460


12.      Calculation of registration fee:

          (i)   Aggregate sale price of
                securities sold during
                the fiscal year in reliance
                on Rule 24f-2 (from Item 10):            $            0
                                                            -------------

          (ii)  Aggregate price of shares
                issued in connection with
                dividend reinvestment plans
                (from Item 11, if applicable):           +   13,051,460
                                                            -------------

          (iii)  Aggregate price of shares
                 redeemed or repurchased
                 during the fiscal year (if
                 applicable):                             -  61,283,587
                                                            -------------

          (iv)   Aggregate price of shares
                 redeemed or repurchased and
                 previously applied as a reduction
                 to filing fees pursuant to
                 Rule 24e-2 (if applicable):              +           0

          (v)    Net aggregate price of securities
                 sold and issued during the fiscal
                 year in reliance on Rule 24f-2
                 [line (i),  plus line (ii), less
                 line (iii), plus line (iv)]
                 (if applicable):                         $           0
                                                            -------------

          (vi)   Multiplier prescribed by
                 Section 6(b) of the Secu-
                 rities Act of 1933 or other
                 applicable law or regulation             x      1/2900

          (vii)  Fee due [line (i) or line
                 (v) multiplied by line (vi)]             $           0
                                                            -------------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           Not applicable

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                           Not applicable

                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         BY (Signature and Title):           /S/ MARTIN J. WOLIN

                                             ASSISTANT SECRETARY


         Date: OCTOBER 30, 1996